Selected Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Selected Quarterly Financial Data (Unaudited)
Net operating revenues	$ 756,673	$ 741,086	$ 713,669	$ 750,193	$ 744,021	$ 718,441	$ 694,131	$ 698,749	$ 693,186	$ 1,506,628	$ 1,494,214	$ 2,948,969	$ 2,804,507	$ 2,390,290
Income from operations	88,263	80,923	70,819	93,513	91,604	73,988	68,073	81,026	87,632	170,793	185,117	336,859	310,719	236,137
Net income attributable to Select Medical Corporation	$ 27,780	$ 41,254	$ 25,953	$ 45,018	$ 43,279	$ 38,660	$ 27,291	$ 22,272	$ 38,224	$ 64,388	$ 88,297	$ 155,504	$ 126,447	$ 95,757